SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Net operating loss carryovers		$ 32,971		$ 28,553
Stock-based compensation		4,566		10,132
Research and development credits		11,371		10,742
Capitalized R&D costs		14,536		13,822
Adoption of ASC 842 – Lease Liability		11		1,691
Other		92		224
Total deferred tax assets		63,547		65,164
Valuation allowance		(62,573)		(62,845)
Deferred tax asset, net of valuation allowance		974		2,319
Adoption of ASC 842 – ROU Asset		(11)		(1,360)
Patent cost		(943)		(917)
Other deferred tax liabilities		(20)		(42)
Total deferred tax liabilities		(974)		(2,319)
Net deferred tax asset (liability)
Deferred tax assets:
Total deferred tax assets		63,547		65,164
Net deferred tax assets		$ 974		$ 2,319
Ayala Pharmaceuticals Inc [Member]
Other	$ 169
Total deferred tax assets	29,196		16,425
Valuation allowance	(29,196)		(16,425)
Deferred tax asset, net of valuation allowance
Deferred tax assets:
Federal net operating loss carryforwards	22,614		12,752
Intangible assets	3,402		651
Accrued expenses	3,011		3,022
Total deferred tax assets	29,196		16,425
Net deferred tax assets